Fair value of assets and liabilities - Consolidated capital provision level 3 assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of equity [line items]
YPF-related assets	$ 2,728,294,000	$ 2,651,984,000
Profit for the year	171,698,000	212,107,000	$ 317,577,000
Net assets	1,699,812,000	1,532,992,000
Capital provision assets
Disclosure of fair value measurement of equity [line items]
Total carrying value	2,176,124,000	1,979,549,000
YPF-related assets	1,227,850,000	1,162,007,000
Unrealized gain	948,274,000	817,542,000
Capital provision-direct assets
Disclosure of fair value measurement of equity [line items]
Total carrying value	2,090,958,000	1,787,193,000
YPF-related assets	1,152,033,000	1,003,571,000
Unrealized gain	938,925,000	783,622,000
Capital provision-indirect assets
Disclosure of fair value measurement of equity [line items]
Total carrying value	85,166,000	192,356,000
YPF-related assets	75,817,000	158,436,000
Unrealized gain	9,349,000	$ 33,920,000
Level 3
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)		10.00%
Profit for the year	$ 191,344,000
Net assets		$ 172,989,000
Maximum
Disclosure of fair value measurement of equity [line items]
Finance assets term	3 years
Minimum
Disclosure of fair value measurement of equity [line items]
Finance assets term	2 years
Positive fair value adjustments | Level 3
Disclosure of fair value measurement of equity [line items]
Total carrying value	$ 2,137,240,000	1,939,113,000
YPF-related assets	1,154,505,000	1,076,000,000
Aggregate FV adjustment	982,735,000	863,103,000
Positive fair value adjustments | Level 3 | Market transactions
Disclosure of fair value measurement of equity [line items]
Total carrying value	772,980,000	773,133,000
YPF-related assets	41,003,000	39,190,000
Aggregate FV adjustment	731,977,000	733,943,000
Positive fair value adjustments | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
Total carrying value	227,252,000	71,592,000
YPF-related assets	148,840,000	51,046,000
Aggregate FV adjustment	78,412,000	20,546,000
Positive fair value adjustments | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
Total carrying value	67,252,000	45,367,000
YPF-related assets	35,910,000	26,092,000
Aggregate FV adjustment	31,342,000	19,275,000
Positive fair value adjustments | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
Total carrying value	32,148,000	21,431,000
YPF-related assets	21,242,000	16,242,000
Aggregate FV adjustment	10,906,000	5,189,000
Positive fair value adjustments | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
Total carrying value	88,827,000	66,156,000
YPF-related assets	64,091,000	51,078,000
Aggregate FV adjustment	24,736,000	15,078,000
Positive fair value adjustments | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
Total carrying value	580,190,000	586,768,000
YPF-related assets	580,190,000	586,768,000
Positive fair value adjustments | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
Total carrying value	294,340,000	193,900,000
YPF-related assets	202,238,000	161,984,000
Aggregate FV adjustment	92,102,000	31,916,000
Positive fair value adjustments | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
Total carrying value	72,038,000	179,147,000
YPF-related assets	60,991,000	143,610,000
Aggregate FV adjustment	11,047,000	35,537,000
Positive fair value adjustments | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
Total carrying value	2,213,000	1,619,000
Aggregate FV adjustment	$ 2,213,000	$ 1,619,000
Positive fair value adjustments | Weighted average | Level 3 | Market transactions
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Weighted average | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	33.00%	27.00%
Positive fair value adjustments | Weighted average | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	50.00%	49.00%
Positive fair value adjustments | Weighted average | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	37.00%	20.00%
Positive fair value adjustments | Weighted average | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	40.00%	38.00%
Positive fair value adjustments | Weighted average | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Weighted average | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	36.00%	53.00%
Positive fair value adjustments | Weighted average | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Weighted average | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	100.00%	100.00%
Positive fair value adjustments | Maximum | Level 3 | Market transactions
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Maximum | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	50.00%	40.00%
Positive fair value adjustments | Maximum | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	60.00%	60.00%
Positive fair value adjustments | Maximum | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	80.00%	20.00%
Positive fair value adjustments | Maximum | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	80.00%	100.00%
Positive fair value adjustments | Maximum | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Maximum | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	60.00%	100.00%
Positive fair value adjustments | Maximum | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Maximum | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	100.00%	100.00%
Positive fair value adjustments | Minimum | Level 3 | Market transactions
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Minimum | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	0.00%	10.00%
Positive fair value adjustments | Minimum | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	35.00%	40.00%
Positive fair value adjustments | Minimum | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	20.00%	20.00%
Positive fair value adjustments | Minimum | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	11.00%	11.00%
Positive fair value adjustments | Minimum | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Minimum | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(100.00%)	(100.00%)
Positive fair value adjustments | Minimum | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Positive fair value adjustments | Minimum | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	100.00%	100.00%
Negative fair value adjustments | Level 3
Disclosure of fair value measurement of equity [line items]
Total carrying value	$ 38,884,000	$ 40,436,000
YPF-related assets	73,345,000	85,997,000
Aggregate FV adjustment	(34,461,000)	(45,561,000)
Negative fair value adjustments | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
Total carrying value	6,413,000	9,897,000
YPF-related assets	10,198,000	18,050,000
Aggregate FV adjustment	(3,785,000)	(8,153,000)
Negative fair value adjustments | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
Total carrying value	196,000
YPF-related assets	980,000	980,000
Aggregate FV adjustment	(784,000)	(980,000)
Negative fair value adjustments | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
Total carrying value	500,000	392,000
YPF-related assets	1,000,000	6,000,000
Aggregate FV adjustment	(500,000)	(5,608,000)
Negative fair value adjustments | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
Total carrying value	12,000,000	3,625,000
YPF-related assets	29,875,000	27,053,000
Aggregate FV adjustment	(17,875,000)	(23,428,000)
Negative fair value adjustments | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
Total carrying value		12,263,000
Aggregate FV adjustment		12,263,000
Negative fair value adjustments | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
Total carrying value	6,152,000
YPF-related assets	13,186,000
Aggregate FV adjustment	(7,034,000)
Negative fair value adjustments | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
Total carrying value	13,128,000	13,209,000
YPF-related assets	14,826,000	14,826,000
Aggregate FV adjustment	(1,698,000)	(1,617,000)
Negative fair value adjustments | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
Total carrying value	495,000	1,050,000
YPF-related assets	3,280,000	19,088,000
Aggregate FV adjustment	$ (2,785,000)	$ (18,038,000)
Negative fair value adjustments | Weighted average | Level 3 | Market transactions
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Weighted average | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(37.00%)	(45.00%)
Negative fair value adjustments | Weighted average | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(80.00%)	(60.00%)
Negative fair value adjustments | Weighted average | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(50.00%)	(40.00%)
Negative fair value adjustments | Weighted average | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(62.00%)	(54.00%)
Negative fair value adjustments | Weighted average | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Weighted average | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(60.00%)	(3.00%)
Negative fair value adjustments | Weighted average | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Weighted average | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(85.00%)	(94.00%)
Negative fair value adjustments | Maximum | Level 3 | Market transactions
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Maximum | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(60.00%)	(100.00%)
Negative fair value adjustments | Maximum | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(80.00%)	(60.00%)
Negative fair value adjustments | Maximum | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(50.00%)	(50.00%)
Negative fair value adjustments | Maximum | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(70.00%)	(70.00%)
Negative fair value adjustments | Maximum | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Maximum | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(60.00%)	(3.00%)
Negative fair value adjustments | Maximum | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Maximum | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(85.00%)	(100.00%)
Negative fair value adjustments | Minimum | Level 3 | Market transactions
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Minimum | Level 3 | Ruling or other objective pre-trial event
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(32.00%)	(32.00%)
Negative fair value adjustments | Minimum | Level 3 | Trial court judgment or tribunal award
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(80.00%)	(60.00%)
Negative fair value adjustments | Minimum | Level 3 | Appeal judgment
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(50.00%)	(38.00%)
Negative fair value adjustments | Minimum | Level 3 | Settlements
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(9.00%)	(9.00%)
Negative fair value adjustments | Minimum | Level 3 | Held at-cost
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Minimum | Level 3 | Portfolios with multiple FV factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(60.00%)	(3.00%)
Negative fair value adjustments | Minimum | Level 3 | Priced at cost plus accrued interest
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(3.00%)	(3.00%)
Negative fair value adjustments | Minimum | Level 3 | Other Factors
Disclosure of fair value measurement of equity [line items]
FV adjustment (Percentage)	(85.00%)	(64.00%)